UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2016

LEGG MASON

DEVELOPED EX-US DIVERSIFIED CORE ETF

DDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Developed ex-US Diversified Core ETF for the period since the Fund’s inception on December 28, 2015 through April 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/etf. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

II	Legg Mason Developed ex-US Diversified Core ETF

Investment commentary

The Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on December 28, 2015 through April 30, 2016).

Economic review

The pace of U.S. economic activity moderated during the period from the Fund’s inception on December 28, 2015 through April 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s second reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.8%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in April 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Turning to the global economy, in its April 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”) said “Global recovery continues, but at an ever-slowing and increasingly fragile pace. The months since the last World Economic Outlook Update have seen a renewed episode of global asset market volatility, some loss of growth momentum in the advanced economies, and continuing headwinds for emerging market economies and lower-income countries.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.5%, versus 1.6% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

Legg Mason Developed ex-US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)ii took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 2014 through October 2015, with the last cut pushing rates down to 4.35%.

Q. How did the international stock market perform during the reporting period?

A. International equities initially performed poorly and then rebounded as the reporting period progressed. Developed market equities, as measured by the MSCI EAFE Indexiii, moved lower in December 2015, January 2016 and February 2016. While developed market equities rallied sharply in March and April 2016, it was not enough to offset their earlier losses. All told, the MSCI EAFE Index declined 0.28% during the reporting period. Emerging market equities were not immune to the market’s gyrations, as the MSCI Emerging Markets Indexiv rose and fell in the same pattern as developed market equities during the reporting period. However, a double-digit rally in March 2016 and a small gain in April helped emerging market equities to generate strong results, as they gained 5.65% over the reporting period.

Performance review

For the period since the Fund’s inception on December 28, 2015 through April 30, 2016, Legg Mason Developed ex-US Diversified Core ETF generated a 0.84% return on a net asset value (“NAV”)v basis and 1.20% based on its market pricevi per share.

The performance table shows the Fund’s total return since the Fund’s inception on December 28, 2015 through April 30, 2016 based on its NAV and market price as of April 30, 2016. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside the United States, the QS DBI Developed ex-US Diversified Indexvii, which returned 1.91% for the same period. The Fund’s unmanaged market index, the MSCI World ex-US Indexviii, returned 0.95% over the same time frame. The Lipper International Large-Cap Core Funds Category Average1 returned -0.19% for the period December 31, 2015 through April 30, 2016. Please note that Lipper performance returns are based on each fund’s NAV.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category.

IV	Legg Mason Developed ex-US Diversified Core ETF

Performance Snapshot as of April 30, 2016 (unaudited)
	Total Return Since Fund Inception*
Legg Mason Developed ex-US Diversified Core ETF:
$25.16 (NAV)	0.84	%**†
$25.25 (Market Price)	1.20	%**‡
QS DBI Developed ex-US Diversified Index	1.91%
MSCI World ex-US Index	0.95%
Lipper International Large-Cap Core Funds Category Average[1]	-0.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when redeemed or sold in the market, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Retail investors buy and sell shares of exchange-traded funds (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)ix at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated December 28, 2015, the gross total annual operating expense ratio for the Fund was 0.40%.

* The Fund’s inception date is December 28, 2015.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “DDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended April 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 142 funds in the Fund’s Lipper category.

Legg Mason Developed ex-US Diversified Core ETF	V

Investment commentary (cont’d)

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 27, 2016

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rule-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Legg Mason Developed ex-US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

iv	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

[v]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the result by the number of shares outstanding.

vi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

vii

The QS DBI Developed ex-US Diversified Index (the “Index”) seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Index is composed of equity securities in developed markets outside the United States that are included in the MSCI World ex-US Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Index to produce a highly diversified portfolio. QS anticipates that the number of component securities in the Index will range from 900 to 1,000 from approximately 20 countries, including Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index may include large, medium and small capitalization companies. The components of the Index, and the degree to which these components represent certain countries and sectors, may change over time. The Index’s components are reconstituted annually and rebalanced quarterly.

viii	The MSCI World ex-US Index captures large- and mid-cap companies across 22 of 23 Developed Markets countries, excluding the United States.

ix	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason Developed ex-US Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2016. The composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2015 and held for the six months ended April 30, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
0.84%	$1,000.00	$1,008.40	0.40%	$1.36	5.00%	$1,000.00	$1,022.87	0.40%	$2.01

[1]	For the period December 28, 2015 (inception date) to April 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

2	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (124), then divided by 366.

[4]	For the six months ended April 30, 2016.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Common Stocks — 98.7%
Consumer Discretionary — 9.6%
Auto Components — 0.6%
Bridgestone Corp.	100	$3,696	(a)
Compagnie Generale des Etablissements Michelin	26	2,715	(a)
Continental AG	12	2,636	(a)
Denso Corp.	100	3,747	(a)
Magna International Inc.	197	8,275
Sumitomo Electric Industries Ltd.	297	3,530	(a)
Valeo SA	22	3,481	(a)
Total Auto Components		28,080
Automobiles — 1.3%
Bayerische Motoren Werke AG	38	3,500	(a)
Daimler AG, Registered Shares	105	7,290	(a)
Ferrari NV	160	7,248	*(a)
Fiat Chrysler Automobiles NV	1,285	10,347	(a)
Fuji Heavy Industries Ltd.	100	3,285	(a)
Honda Motor Co., Ltd.	200	5,314	(a)
Nissan Motor Co., Ltd.	400	3,561	(a)
Renault SA	35	3,381	(a)
Suzuki Motor Corp.	98	2,644	(a)
Toyota Motor Corp.	394	19,875	(a)
Total Automobiles		66,445
Distributors — 0.4%
Jardine Cycle & Carriage Ltd.	700	20,032	(a)
Hotels, Restaurants & Leisure — 2.2%
Aristocrat Leisure Ltd.	1,321	10,032	(a)
Compass Group PLC	195	3,480	(a)
Crown Resorts Ltd.	906	8,125	(a)
Flight Centre Travel Group Ltd.	146	4,360	(a)
Galaxy Entertainment Group Ltd.	4,000	13,400	(a)
Genting Singapore PLC	33,500	20,242	(a)
Melco Crown Entertainment Ltd., ADR	295	4,366
MGM China Holdings Ltd.	2,768	3,914	(a)
Restaurant Brands International Inc.	98	4,231
Sands China Ltd.	3,930	14,006	(a)
Shangri-La Asia Ltd.	1,968	2,406	(a)
SJM Holdings Ltd.	3,936	2,622	(a)
TABCORP Holdings Ltd.	2,056	6,922	(a)

See Notes to Financial Statements.

4	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Tatts Group Ltd.	3,598	$10,305	(a)
Wynn Macau Ltd.	2,756	3,921	(a)
Total Hotels, Restaurants & Leisure		112,332
Household Durables — 0.6%
Electrolux AB, Class B Shares	187	5,433	(a)
Husqvarna AB, Class B Shares	406	3,233	(a)
Panasonic Corp.	400	3,525	(a)
Sekisui House Ltd.	197	3,401	(a)
Sony Corp.	197	4,789	(a)
Techtronic Industries Co., Ltd.	2,460	9,214	(a)
Total Household Durables		29,595
Media — 1.8%
Altice NV, Class A Shares	306	4,631	*(a)
Dentsu Inc.	98	4,931	(a)
ITV PLC	898	2,962	(a)
Publicis Groupe SA	37	2,734	(a)
REA Group Ltd.	141	5,452	(a)
RELX NV	825	13,851	(a)
RELX PLC	190	3,366	(a)
Shaw Communications Inc., Class B Shares	197	3,646
Singapore Press Holdings Ltd.	8,759	26,383	(a)
Sky PLC	220	3,024	(a)
Thomson Reuters Corp.	98	4,033
Vivendi	152	2,912	(a)
Wolters Kluwer NV	255	9,712	(a)
WPP PLC	182	4,255	(a)
Total Media		91,892
Multiline Retail — 0.3%
Dollarama Inc.	98	7,065
Harvey Norman Holdings Ltd.	1,509	5,134	(a)
Next PLC	34	2,531	(a)
Total Multiline Retail		14,730
Specialty Retail — 1.2%
Dufry AG, Registered Shares	27	3,552	*
Hennes & Mauritz AB, Class B Shares	707	25,120	(a)
Industria de Diseno Textil SA	953	30,630	(a)
Total Specialty Retail		59,302
Textiles, Apparel & Luxury Goods — 1.2%
adidas AG	26	3,353	(a)

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Compagnie Financiere Richemont SA, Registered Shares	230	$15,315	(a)
Gildan Activewear Inc.	98	3,044
Kering SA	15	2,573	(a)
Li & Fung Ltd.	10,000	6,186	(a)
Luxottica Group SpA	197	10,796	(a)
LVMH Moet Hennessy Louis Vuitton SE	33	5,472	(a)
Swatch Group AG	15	5,129	(a)
Swatch Group AG, Registered Shares	37	2,469	(a)
Yue Yuen Industrial Holdings Ltd.	1,500	5,454	(a)
Total Textiles, Apparel & Luxury Goods		59,791
Total Consumer Discretionary		482,199
Consumer Staples — 9.3%
Beverages — 1.6%
Anheuser-Busch InBev NV	222	27,540	(a)
Asahi Group Holdings Ltd.	300	9,575	(a)
Coca-Cola Amatil Ltd.	472	3,084	(a)
Diageo PLC	172	4,647	(a)
Heineken Holding NV	45	3,716	(a)
Heineken NV	60	5,626	(a)
Kirin Holdings Co., Ltd.	500	7,263	(a)
Pernod Ricard SA	43	4,645	(a)
SABMiller PLC	69	4,222	(a)
Suntory Beverage & Food Ltd.	100	4,465	(a)
Treasury Wine Estates Ltd.	567	4,014	(a)
Total Beverages		78,797
Food & Staples Retailing — 2.7%
Aeon Co., Ltd.	400	5,921	(a)
Alimentation Couche-Tard Inc., Class B Shares	294	12,887
Carrefour SA	118	3,347	(a)
Delhaize Group	31	3,251	(a)
Empire Co., Ltd., Class A Shares	197	3,274
FamilyMart Co., Ltd.	100	5,313	(a)
George Weston Ltd.	98	8,504
ICA Gruppen AB	95	3,125	(a)
Koninklijke Ahold NV	230	5,008	(a)
Loblaw Cos., Ltd.	197	10,870
Metro AG	112	3,562	(a)
Metro Inc.	197	6,593
Seven & I Holdings Co., Ltd.	492	20,152	(a)

See Notes to Financial Statements.

6	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Food & Staples Retailing — continued
Tesco PLC	1,143	$2,871	*(a)
Wesfarmers Ltd.	786	25,475	(a)
Woolworths Ltd.	939	15,743	(a)
Total Food & Staples Retailing		135,896
Food Products — 2.1%
Associated British Foods PLC	51	2,288	(a)
CALBEE Inc.	98	3,854	(a)
Danone SA	113	7,918	(a)
Kerry Group PLC, Class A Shares	382	34,062	(a)
MEIJI Holdings Co., Ltd.	98	7,653	(a)
Nestle SA, Registered Shares	388	28,888	(a)
Nisshin Seifun Group Inc.	200	3,262	(a)
Nissin Foods Holdings Co., Ltd.	100	4,646	(a)
Saputo Inc.	195	6,131
Toyo Suisan Kaisha Ltd.	98	3,462	(a)
Yakult Honsha Co., Ltd.	98	4,897	(a)
Total Food Products		107,061
Household Products — 0.8%
Henkel AG & Co. KGaA	59	5,993	(a)
Reckitt Benckiser Group PLC	45	4,368	(a)
Svenska Cellulosa AB SCA, Class B Shares	726	22,852	(a)
Unicharm Corp.	295	6,074	(a)
Total Household Products		39,287
Personal Products — 1.2%
Beiersdorf AG	60	5,381	(a)
Kao Corp.	300	16,468	(a)
L’Oreal SA	48	8,713	(a)
Shiseido Co., Ltd.	197	4,400	(a)
Unilever NV, CVA	438	19,250	(a)
Unilever PLC	95	4,260	(a)
Total Personal Products		58,472
Tobacco — 0.9%
British American Tobacco PLC	123	7,506	(a)
Imperial Brands PLC	62	3,365	(a)
Japan Tobacco Inc.	700	28,673	(a)
Swedish Match AB	237	7,515	(a)
Total Tobacco		47,059
Total Consumer Staples		466,572

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Energy — 6.5%
Energy Equipment & Services — 0.2%
Saipem SpA	6,145	$2,949	*(a)
Technip SA	49	2,885	(a)
Tenaris SA	387	5,238	(a)
Total Energy Equipment & Services		11,072
Oil, Gas & Consumable Fuels — 6.3%
BP PLC	2,280	12,576	(a)
Caltex Australia Ltd.	261	6,415	(a)
Canadian Natural Resources Ltd.	197	5,916
Cenovus Energy Inc.	197	3,123
Enbridge Inc.	197	8,183
Eni SpA	2,035	33,265	(a)
Idemitsu Kosan Co., Ltd.	197	4,157	(a)
Imperial Oil Ltd.	98	3,250
Inpex Corp.	1,575	12,238	(a)
JX Holdings Inc.	3,641	15,359	(a)
Oil Search Ltd.	1,237	6,516	(a)
Origin Energy Ltd.	1,618	6,726	(a)
Pembina Pipeline Corp.	98	2,944
Repsol SA	3,007	39,689	(a)
Royal Dutch Shell PLC, Class A Shares	486	12,718	(a)
Royal Dutch Shell PLC, Class B Shares	507	13,312	(a)
Santos Ltd.	1,536	5,494	(a)
Showa Shell Sekiyu KK	394	4,071	(a)
Statoil ASA	2,481	43,627	(a)
Suncor Energy Inc.	295	8,659
TonenGeneral Sekiyu KK	1,000	9,476	(a)
Total SA	746	37,724	(a)
TransCanada Corp.	197	8,180
Woodside Petroleum Ltd.	676	14,405	(a)
Total Oil, Gas & Consumable Fuels		318,023
Total Energy		329,095
Financials — 13.6%
Banks — 8.3%
Australia & New Zealand Banking Group Ltd.	297	5,467	(a)
Banco Bilbao Vizcaya Argentaria SA	1,600	11,018	(a)
Banco de Sabadell SA	1,398	2,685	(a)
Banco Santander SA	3,721	18,947	(a)

See Notes to Financial Statements.

8	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Banks — continued
Bank Hapoalim B.M.	5,038	$25,819	(a)
Bank Leumi Le-Israel	6,705	24,561	*(a)
Bank of Montreal	98	6,384
Bank of Nova Scotia	98	5,139
Barclays PLC	1,480	3,726	(a)
BNP Paribas SA	139	7,366	(a)
BOC Hong Kong Holdings Ltd.	1,000	2,980	(a)
CaixaBank SA	1,031	3,097	(a)
Canadian Imperial Bank of Commerce	98	7,915
Commerzbank AG	348	3,249	(a)
Commonwealth Bank of Australia	167	9,340	(a)
Credit Agricole SA	297	3,288	(a)
Danske Bank A/S	941	26,498	(a)
DBS Group Holdings Ltd.	1,200	13,578	(a)
DNB ASA	1,705	21,831	(a)
Erste Group Bank AG	809	23,342	*(a)
Hang Seng Bank Ltd.	200	3,623	(a)
HSBC Holdings PLC	1,001	6,642	(a)
ING Group NV, CVA	1,528	18,739	(a)
Intesa Sanpaolo SpA	4,914	13,662	(a)
KBC Groep NV	239	13,465	(a)
Lloyds Banking Group PLC	3,423	3,368	(a)
Mitsubishi UFJ Financial Group Inc.	2,000	9,120	(a)
Mizrahi Tefahot Bank Ltd.	695	8,014	(a)
Mizuho Financial Group Inc.	3,800	5,649	(a)
National Australia Bank Ltd.	269	5,548	(a)
Nordea Bank AB	707	6,851	(a)
Oversea-Chinese Banking Corp., Ltd.	2,067	13,439	(a)
Raiffeisen Bank International AG	348	5,571	*(a)
Resona Holdings Inc.	900	3,149	(a)
Royal Bank of Canada	98	6,086
Skandinaviska Enskilda Banken AB, Class A Shares	389	3,713	(a)
Societe Generale SA	100	3,927	(a)
Standard Chartered PLC	444	3,603	(a)
Sumitomo Mitsui Financial Group Inc.	200	6,012	(a)
Sumitomo Mitsui Trust Holdings Inc.	1,000	3,039	(a)
Svenska Handelsbanken AB, Class A Shares	359	4,775	(a)
Swedbank AB, Class A Shares	211	4,548	(a)

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Banks — continued
Toronto-Dominion Bank	197	$8,769
UniCredit SpA	1,970	7,596	(a)
United Overseas Bank Ltd.	886	12,221	(a)
Westpac Banking Corp.	331	7,796	(a)
Total Banks		415,155
Capital Markets — 0.5%
Credit Suisse Group AG, Registered Shares	246	3,727	*(a)
Deutsche Bank AG, Registered Shares	197	3,714	(a)
Julius Baer Group Ltd.	77	3,295	*(a)
Macquarie Group Ltd.	61	2,939	(a)
Mediobanca SpA	389	3,205	(a)
Nomura Holdings Inc.	600	2,520	(a)
UBS Group AG, Registered Shares	470	8,116	(a)
Total Capital Markets		27,516
Diversified Financial Services — 0.6%
Deutsche Boerse AG	31	2,543	(a)
Groupe Bruxelles Lambert SA	77	6,793	(a)
Hong Kong Exchanges & Clearing Ltd.	300	7,565	(a)
Investment AB Kinnevik, Class B Shares	119	3,417	(a)
Investor AB, Class B Shares	74	2,712	(a)
Japan Exchange Group Inc.	197	2,927	(a)
ORIX Corp.	197	2,748	(a)
Singapore Exchange Ltd.	600	3,350	(a)
Total Diversified Financial Services		32,055
Insurance — 2.6%
AEGON NV	785	4,508	(a)
Ageas	195	7,658	(a)
AIA Group Ltd.	3,149	18,799	(a)
Allianz SE, Registered Shares	61	10,346	(a)
Assicurazioni Generali SpA	417	6,374	(a)
Aviva PLC	360	2,283	(a)
AXA SA	256	6,459	(a)
Dai-ichi Life Insurance Co., Ltd.	197	2,346	(a)
Gjensidige Forsikring ASA	362	6,204	(a)
Manulife Financial Corp.	197	2,905
MS&AD Insurance Group Holdings Inc.	98	2,549	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	4,452	(a)
NN Group NV	104	3,605	(a)

See Notes to Financial Statements.

10	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Prudential PLC	163	$3,225	(a)
Sampo OYJ, Class A Shares	559	24,425	(a)
Sompo Japan Nipponkoa Holdings Inc.	98	2,543	(a)
Sun Life Financial Inc.	98	3,343
Swiss Re AG	54	4,794	(a)
Tokio Marine Holdings Inc.	100	3,226	(a)
Tryg A/S	228	4,288	(a)
Zurich Insurance Group AG	23	5,153	*(a)
Total Insurance		129,485
Real Estate Investment Trusts (REITs) — 0.5%
Ascendas Real Estate Investment Trust	1,700	3,104	(a)
CapitaLand Commercial Trust Ltd.	2,559	2,715	(a)
CapitaLand Mall Trust	2,000	3,075	(a)
Link REIT	492	2,977	(a)
Scentre Group	820	2,922	(a)
Suntec Real Estate Investment Trust	2,559	3,200	(a)
Unibail-Rodamco SE	17	4,557	(a)
Westfield Corp.	357	2,730	(a)
Total Real Estate Investment Trusts (REITs)		25,280
Real Estate Management & Development — 1.1%
Azrieli Group Ltd.	173	6,845	(a)
Brookfield Asset Management Inc., Class A Shares	98	3,312
CapitaLand Ltd.	1,800	4,150	(a)
Cheung Kong Property Holdings Ltd.	492	3,360	(a)
City Developments Ltd.	500	3,093	(a)
Daiwa House Industry Co., Ltd.	100	2,642	(a)
Deutsche Wohnen AG	90	2,755	(a)
Global Logistic Properties Ltd.	2,263	3,214	(a)
Hang Lung Properties Ltd.	2,000	3,966	(a)
Hongkong Land Holdings Ltd.	594	3,764	(a)
New World Development Co., Ltd.	3,000	2,979	(a)
Swire Pacific Ltd., Class A Shares	492	5,340	(a)
UOL Group Ltd.	590	2,687	(a)
Vonovia SE	81	2,727	(a)
Wharf Holdings Ltd.	984	5,320	(a)
Total Real Estate Management & Development		56,154
Total Financials		685,645

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Health Care — 9.0%
Biotechnology — 0.6%
CSL Ltd.	381	$30,400	(a)
Genmab A/S	20	2,965	*(a)
Total Biotechnology		33,365
Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	52	4,267	(a)
Coloplast A/S, Class B Shares	61	4,577	(a)
Essilor International SA	54	6,994	(a)
Hoya Corp.	200	7,615	(a)
Olympus Corp.	197	7,616	(a)
Smith & Nephew PLC	170	2,878	(a)
Sysmex Corp.	98	6,079	(a)
Terumo Corp.	197	7,511	(a)
Total Health Care Equipment & Supplies		47,537
Health Care Providers & Services — 0.6%
Fresenius Medical Care AG & Co. KGaA	31	2,689	(a)
Fresenius SE & Co. KGaA	51	3,712	(a)
Healthscope Ltd.	1,595	3,297	(a)
Medipal Holdings Corp.	197	3,104	(a)
Miraca Holdings Inc.	100	4,236	(a)
Ramsay Health Care Ltd.	116	5,722	(a)
Sonic Healthcare Ltd.	330	4,839	(a)
Suzuken Co., Ltd.	98	3,332	(a)
Total Health Care Providers & Services		30,931
Health Care Technology — 0.1%
M3 Inc.	98	2,648	(a)
Pharmaceuticals — 6.8%
Astellas Pharma Inc.	1,181	15,936	(a)
AstraZeneca PLC	178	10,237	(a)
Bayer AG, Registered Shares	118	13,617	(a)
Chugai Pharmaceutical Co., Ltd.	100	3,390	(a)
Daiichi Sankyo Co., Ltd.	394	9,228	(a)
Eisai Co., Ltd.	100	6,172	(a)
GlaxoSmithKline PLC	667	14,202	(a)
Hisamitsu Pharmaceutical Co. Inc.	100	4,739	(a)
Merck KGaA	38	3,568	(a)
Mitsubishi Tanabe Pharma Corp.	197	3,530	(a)
Novartis AG, Registered Shares	167	12,751	(a)

See Notes to Financial Statements.

12	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Pharmaceuticals — continued
Novo Nordisk A/S, Class B Shares	982	$54,876	(a)
Ono Pharmaceutical Co., Ltd.	400	17,857	(a)
Otsuka Holdings Co., Ltd.	197	7,679	(a)
Roche Holding AG	52	13,153	(a)
Sanofi	303	25,032	(a)
Santen Pharmaceutical Co., Ltd.	197	2,816	(a)
Shionogi & Co., Ltd.	197	10,013	(a)
Shire PLC	87	5,431	(a)
Takeda Pharmaceutical Co., Ltd.	492	23,397	(a)
Teva Pharmaceutical Industries Ltd.	972	53,563	(a)
Valeant Pharmaceuticals International Inc.	889	29,638	*
Total Pharmaceuticals		340,825
Total Health Care		455,306
Industrials — 12.4%
Aerospace & Defense — 0.7%
Airbus Group SE	80	5,006	(a)
BAE Systems PLC	601	4,199	(a)
CAE Inc.	297	3,513
Finmeccanica SpA	444	5,617	*(a)
Rolls-Royce Holdings PLC	311	3,054	*(a)
Rolls-Royce Holdings PLC, Class C Shares	22,081	32	*(a)(b)
Safran SA	41	2,827	(a)
Singapore Technologies Engineering Ltd.	3,700	8,835	(a)
Total Aerospace & Defense		33,083
Air Freight & Logistics — 0.2%
Deutsche Post AG, Registered Shares	206	6,043	(a)
TNT Express NV	656	5,955	*(a)
Total Air Freight & Logistics		11,998
Airlines — 0.4%
Cathay Pacific Airways Ltd.	2,000	3,179	(a)
International Consolidated Airlines Group SA	710	5,466	(a)
Singapore Airlines Ltd.	1,181	10,085	(a)
Total Airlines		18,730
Building Products — 0.3%
Assa Abloy AB, Class B Shares	251	5,260	(a)
Compagnie de Saint-Gobain	79	3,622	(a)
Geberit AG, Registered Shares	15	5,763	(a)
Total Building Products		14,645

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — 0.6%
Brambles Ltd.	1,327	$12,579	(a)
ISS A/S	229	8,700	(a)
Secom Co., Ltd.	98	7,484	(a)
Total Commercial Services & Supplies		28,763
Construction & Engineering — 0.6%
ACS, Actividades de Construccion y Servicios SA	170	5,630	(a)
Boskalis Westminster NV	121	5,047	(a)
CIMIC Group Ltd.	106	2,873	(a)
Ferrovial SA	363	7,842	(a)
Skanska AB, Class B Shares	129	2,835	(a)
SNC-Lavalin Group Inc.	98	3,687
Vinci SA	58	4,339	(a)
Total Construction & Engineering		32,253
Electrical Equipment — 1.0%
ABB Ltd., Registered Shares	592	12,525	*(a)
Legrand SA	61	3,476	(a)
Prysmian SpA	224	5,291	(a)
Schneider Electric SE	77	5,016	(a)
Vestas Wind Systems A/S	327	23,415	(a)
Total Electrical Equipment		49,723
Industrial Conglomerates — 2.3%
CK Hutchison Holdings Ltd.	3,000	35,857	(a)
Jardine Matheson Holdings Ltd.	200	11,051	(a)
Keppel Corp. Ltd.	3,346	13,317	(a)
Koninklijke Philips NV	1,237	34,011	(a)
NWS Holdings Ltd.	2,000	3,045	(a)
SembCorp Industries Ltd.	2,263	4,815	(a)
Siemens AG, Registered Shares	148	15,447	(a)
Total Industrial Conglomerates		117,543
Machinery — 1.6%
Alfa Laval AB	197	3,103	(a)
Atlas Copco AB, Class A Shares	166	4,292	(a)
Atlas Copco AB, Class B Shares	151	3,637	(a)
CNH Industrial NV	1,022	7,856	(a)
GEA Group AG	61	2,832	(a)
Komatsu Ltd.	200	3,389	(a)
Kone OYJ, Class B Shares	358	16,344	(a)
Metso OYJ	142	3,417	(a)

See Notes to Financial Statements.

14	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Machinery — continued
Mitsubishi Heavy Industries Ltd.	1,000	$3,493	(a)
Sandvik AB	294	3,019	(a)
Schindler Holding AG	19	3,463	(a)
SembCorp Marine Ltd.	2,100	2,592	(a)
SKF AB, Class B Shares	151	2,783	(a)
Volvo AB, Class B Shares	391	4,568	(a)
Wartsila OYJ Abp	164	7,037	(a)
Yangzijiang Shipbuilding Holdings Ltd.	4,527	3,318	(a)
Zardoya Otis SA	303	3,225	(a)
Total Machinery		78,368
Marine — 0.5%
A.P. Moeller — Maersk A/S, Class A Shares	6	8,179	(a)
A.P. Moeller — Maersk A/S, Class B Shares	11	15,487	(a)
Kuehne & Nagel International AG, Registered Shares	24	3,460	(a)
Total Marine		27,126
Professional Services — 0.6%
Adecco SA, Registered Shares	51	3,286	(a)
Capita PLC	222	3,253	(a)
Experian PLC	180	3,299	(a)
Randstad Holding NV	170	9,136	(a)
Seek Ltd.	330	4,102	(a)
SGS SA, Registered Shares	2	4,404	(a)
Total Professional Services		27,480
Road & Rail — 1.8%
Asciano Ltd.	580	3,892	(a)
Aurizon Holdings Ltd.	1,979	6,403	(a)
Canadian National Railway Co.	394	24,261
Canadian Pacific Railway Ltd.	98	14,140
ComfortDelGro Corp., Ltd.	5,000	10,724	(a)
DSV A/S	292	12,297	(a)
East Japan Railway Co.	100	8,849	(a)
MTR Corp. Ltd.	2,000	9,875	(a)
Total Road & Rail		90,441
Trading Companies & Distributors — 0.8%
AerCap Holdings NV	295	11,803	*
Brenntag AG	46	2,701	(a)
Bunzl PLC	112	3,343	(a)
ITOCHU Corp.	300	3,780	(a)

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Trading Companies & Distributors — continued
Marubeni Corp.	500	$2,625	(a)
Mitsubishi Corp.	200	3,290	(a)
Mitsui & Co., Ltd.	300	3,596	(a)
Noble Group Ltd.	11,120	3,771	*(a)
Sumitomo Corp.	295	3,060	(a)
Wolseley PLC	50	2,799	(a)
Total Trading Companies & Distributors		40,768
Transportation Infrastructure — 1.0%
Abertis Infraestructuras SA	449	7,591	(a)
Aena SA	54	7,715	*(a)
Atlantia SpA	419	11,681	(a)
Hutchison Port Holdings Trust, Class U Shares	13,089	5,803	(a)
Sydney Airport	1,021	5,284	(a)
Transurban Group	1,621	14,265	(a)
Total Transportation Infrastructure		52,339
Total Industrials		623,260
Information Technology — 8.0%
Communications Equipment — 1.4%
Nokia OYJ	4,765	28,059	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	4,959	40,111	(a)
Total Communications Equipment		68,170
Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	100	1,705	(a)
Hexagon AB, Class B Shares	424	16,880	(a)
Hitachi Ltd.	2,000	9,053	(a)
Ingenico Group SA	30	3,540	(a)
Kyocera Corp.	100	4,900	(a)
Murata Manufacturing Co., Ltd.	100	12,931	(a)
Omron Corp.	98	3,094	(a)
Total Electronic Equipment, Instruments & Components		52,103
Internet Software & Services — 0.3%
Auto Trader Group PLC	1,286	7,063	(a)
United Internet AG, Registered Shares	66	3,219	(a)
Yahoo Japan Corp.	600	2,681	(a)
Total Internet Software & Services		12,963
IT Services — 1.5%
Amadeus IT Holding SA, Class A Shares	687	31,327	(a)
Atos SE	53	4,729	(a)

See Notes to Financial Statements.

16	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
IT Services — continued
Cap Gemini SA	90	$8,408	(a)
CGI Group Inc., Class A Shares	295	13,477	*
Fujitsu Ltd.	1,000	3,477	(a)
Nomura Research Institute Ltd.	100	3,512	(a)
NTT Data Corp.	100	5,198	(a)
Worldpay Group PLC	1,095	4,282	*(a)
Total IT Services		74,410
Semiconductors & Semiconductor Equipment — 2.2%
ARM Holdings PLC	2,360	32,410	(a)
ASML Holding NV	368	35,581	(a)
Infineon Technologies AG	293	4,166	(a)
NXP Semiconductors NV	295	25,158	*
Rohm Co., Ltd.	98	4,250	(a)
STMicroelectronics NV	542	3,331	(a)
Tokyo Electron Ltd.	98	6,474	(a)
Total Semiconductors & Semiconductor Equipment		111,370
Software — 1.1%
Dassault Systemes SA	69	5,399	(a)
Gemalto NV	91	5,922	(a)
Open Text Corp.	197	11,030
Sage Group PLC	1,892	16,404	(a)
SAP SE	240	18,773	(a)
Total Software		57,528
Technology Hardware, Storage & Peripherals — 0.5%
BlackBerry Ltd.	787	5,557	*
Canon Inc.	300	8,409	(a)
FUJIFILM Holdings Corp.	100	4,092	(a)
NEC Corp.	1,000	2,409	(a)
Ricoh Co., Ltd.	295	3,012	(a)
Total Technology Hardware, Storage & Peripherals		23,479
Total Information Technology		400,023
Materials — 9.6%
Chemicals — 4.5%
Agrium Inc.	98	8,445
Air Liquide SA	169	19,183	(a)
Akzo Nobel NV	220	15,612	(a)
Arkema SA	41	3,276	(a)
Asahi Kasei Corp.	1,000	6,770	(a)

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Chemicals — continued
BASF SE	150	$12,401	(a)
Croda International PLC	78	3,436	(a)
Daicel Corp.	200	2,458	(a)
Givaudan SA, Registered Shares	3	5,914	(a)
Incitec Pivot Ltd.	1,299	3,174	(a)
Johnson Matthey PLC	93	3,934	(a)
JSR Corp.	200	2,732	(a)
Kansai Paint Co., Ltd.	200	3,453	(a)
Koninklijke DSM NV	169	10,379	(a)
Kuraray Co., Ltd.	300	3,792	(a)
Linde AG	31	4,737	(a)
Mitsubishi Chemical Holdings Corp.	689	3,556	(a)
Mitsui Chemicals Inc.	1,000	3,280	(a)
Nippon Paint Holdings Co., Ltd.	100	2,606	(a)
Nitto Denko Corp.	100	5,343	(a)
OCI NV	152	3,009	*(a)
Orica Ltd.	224	2,601	(a)
Potash Corp. of Saskatchewan Inc.	294	5,202
Shin-Etsu Chemical Co., Ltd.	197	10,934	(a)
Sika AG	1	4,258	(a)
Solvay SA	179	18,121	(a)
Sumitomo Chemical Co., Ltd.	984	4,391	(a)
Symrise AG	52	3,443	(a)
Syngenta AG, Registered Shares	28	11,287	(a)
Teijin Ltd.	984	3,489	(a)
Toray Industries Inc.	984	8,214	(a)
Umicore	235	11,725	(a)
Yara International ASA	329	13,167	(a)
Total Chemicals		224,322
Construction Materials — 1.6%
CRH PLC	2,193	63,615	(a)
HeidelbergCement AG	31	2,756	(a)
James Hardie Industries PLC	204	2,871	(a)
LafargeHolcim Ltd., Registered Shares	141	7,128	(a)
Taiheiyo Cement Corp.	984	2,577	(a)
Total Construction Materials		78,947
Containers & Packaging — 0.1%
Amcor Ltd.	431	5,043	(a)

See Notes to Financial Statements.

18	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Containers & Packaging — continued
Rexam PLC	278	$2,540	(a)
Total Containers & Packaging		7,583
Metals & Mining — 2.7%
Agnico-Eagle Mines Ltd.	98	4,633
Anglo American PLC	434	4,883	(a)
ArcelorMittal	972	5,506	(a)
Barrick Gold Corp.	392	7,589
BHP Billiton Ltd.	1,203	18,847	(a)
BHP Billiton PLC	653	8,913	(a)
Franco-Nevada Corp.	98	6,881
Glencore PLC	3,716	8,940	*(a)
Goldcorp Inc.	294	5,924
Hitachi Metals Ltd.	300	3,019	(a)
JFE Holdings Inc.	300	4,096	(a)
Mitsubishi Materials Corp.	1,000	3,127	(a)
Newcrest Mining Ltd.	305	4,471	*(a)
Nippon Steel & Sumitomo Metal Corp.	400	8,207	(a)
Norsk Hydro ASA	2,612	11,357	(a)
Randgold Resources Ltd.	40	3,982	(a)
Rio Tinto Ltd.	161	6,233	(a)
Rio Tinto PLC	381	12,798	(a)
Silver Wheaton Corp.	97	2,032
South32 Ltd.	2,446	3,076	*(a)
ThyssenKrupp AG	127	2,954	(a)
Total Metals & Mining		137,468
Paper & Forest Products — 0.7%
Mondi PLC	126	2,415	(a)
Oji Holdings Corp.	1,000	4,048	(a)
Stora Enso OYJ, Class R Shares	1,011	8,837	(a)
UPM-Kymmene OYJ	956	18,296	(a)
Total Paper & Forest Products		33,596
Total Materials		481,916
Telecommunication Services — 11.3%
Diversified Telecommunication Services — 8.0%
BCE Inc.	195	9,145
BT Group PLC	1,807	11,741	(a)
Deutsche Telekom AG, Registered Shares	1,723	30,130	(a)
Iliad SA	25	5,455	(a)

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Diversified Telecommunication Services — continued
Inmarsat PLC	226	$3,066	(a)
Koninklijke KPN NV	8,994	35,391	(a)
Nippon Telegraph & Telephone Corp.	600	26,561	(a)
Orange SA	1,683	27,948	(a)
Singapore Telecommunications Ltd.	15,352	43,948	(a)
Swisscom AG, Registered Shares	69	35,016	(a)
Telecom Italia SpA	21,513	20,996	*(a)
Telecom Italia SpA, Savings Shares	10,958	8,615	(a)
Telefonica Deutschland Holding AG	650	3,305	(a)
Telefonica SA	2,737	29,969	(a)
Telenor ASA	1,990	34,097	(a)
Telia Co. AB	4,331	20,653	(a)
Telstra Corp. Ltd.	8,889	36,200	(a)
TELUS Corp.	294	9,321
TPG Telecom Ltd.	696	5,662	(a)
Vocus Communications Ltd.	656	4,301	(a)
Total Diversified Telecommunication Services		401,520
Wireless Telecommunication Services — 3.3%
KDDI Corp.	1,400	39,822	(a)
Millicom International Cellular SA, SDR	108	6,236	(a)
NTT DoCoMo Inc.	1,200	28,315	(a)
Rogers Communications Inc., Class B Shares	589	22,908
SoftBank Group Corp.	787	41,396	(a)
StarHub Ltd.	1,181	2,897	(a)
Tele2 AB, Class B Shares	582	5,548	(a)
Vodafone Group PLC	5,754	18,608	(a)
Total Wireless Telecommunication Services		165,730
Total Telecommunication Services		567,250
Utilities — 9.4%
Electric Utilities — 4.7%
AusNet Services	2,832	3,304	(a)
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,450	(a)
Chubu Electric Power Co. Inc.	800	10,474	(a)
Chugoku Electric Power Co. Inc.	400	5,140	(a)
CLP Holdings Ltd.	4,000	36,959	(a)
Electricite de France SA	294	4,227	(a)
Endesa SA	155	3,259	(a)
Enel SpA	5,030	22,830	(a)

See Notes to Financial Statements.

20	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Legg Mason Developed ex-US Diversified Core ETF

Security	Shares	Value
Electric Utilities — continued
Fortis Inc.	984	$31,213
HK Electric Investments and HK Electric Investments Ltd.	5,500	4,947	(a)
Hokuriku Electric Power Co.	300	3,903	(a)
Iberdrola SA	2,458	17,482	(a)
Kansai Electric Power Co. Inc.	900	7,945	*(a)
Kyushu Electric Power Co. Inc.	500	4,990	*(a)
Power Assets Holdings Ltd.	3,500	33,178	(a)
Red Electrica Corporacion SA	52	4,647	(a)
Shikoku Electric Power Co. Inc.	295	3,614	(a)
SSE PLC	365	8,069	(a)
Terna-Rete Elettrica Nazionale SpA	899	5,081	(a)
Tohoku Electric Power Co. Inc.	590	7,521	(a)
Tokyo Electric Power Co. Holdings Inc.	1,673	8,853	*(a)
Total Electric Utilities		237,086
Gas Utilities — 1.7%
APA Group	2,251	14,924	(a)
Enagas SA	111	3,385	(a)
Gas Natural SDG SA	175	3,635	(a)
Hong Kong & China Gas Co. Ltd.	16,000	29,671	(a)
Osaka Gas Co., Ltd.	1,968	7,072	(a)
Snam SpA	1,269	7,766	(a)
Toho Gas Co., Ltd.	984	6,721	(a)
Tokyo Gas Co., Ltd.	2,952	12,947	(a)
Total Gas Utilities		86,121
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co., Ltd.	197	5,885	(a)
Multi-Utilities — 2.8%
AGL Energy Ltd.	1,265	17,536	(a)
ATCO Ltd., Class I Shares	295	9,635
Canadian Utilities Ltd., Class A Shares	492	14,152
Centrica PLC	1,718	5,999	(a)
DUET Group	4,306	7,366	(a)
E.ON SE	2,679	27,631	(a)
Engie SA	1,076	17,754	(a)
National Grid PLC	1,104	15,758	(a)
RWE AG	664	9,909	*(a)
Suez Environnement Co.	230	4,242	(a)
Veolia Environnement SA	333	8,184	(a)
Total Multi-Utilities		138,166

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2016

Legg Mason Developed ex-US Diversified Core ETF

Security		Shares	Value
Water Utilities — 0.1%
Severn Trent PLC		106	$3,454	(a)
United Utilities Group PLC		263	3,615	(a)
Total Water Utilities			7,069
Total Utilities			474,327
Total Common Stocks (Cost — $4,972,215)			4,965,593
Investments in Underlying Funds — 0.5%
Schwab International Equity ETF (Cost — $25,045)		885	24,559
Preferred Stocks — 0.3%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Volkswagen AG		21	3,038	(a)
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA		99	11,306	(a)
Total Preferred Stocks (Cost — $14,187)			14,344
Total Investments before Short-Term Investments (Cost — $5,011,447)			5,004,496

	Rate
Short-Term Investments — 0.0%
SSgA U.S. Government Money Market Fund, Class N (Cost — $374)	0.000%	374	374
Total Investments — 99.5% (Cost — $5,011,821#)			5,004,870
Other Assets in Excess of Liabilities — 0.5%			26,548
Total Net Assets — 100.0%			$5,031,418

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

See Notes to Financial Statements.

22	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Summary of Investments by Country**
Japan	17.2%
Australia	8.2
Canada	8.1
United Kingdom	7.0
Hong Kong	6.1
France	5.8
Netherlands	5.7
Germany	5.0
Singapore	4.9
Spain	4.7
Sweden	4.2
Switzerland	4.1
Italy	3.9
Denmark	3.2
Norway	2.6
Israel	2.4
Finland	2.1
Ireland	1.9
Belgium	1.8
Austria	0.6
Investments in Underlying Funds	0.5
Short-Term Investments	0.0 †
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2016 and are subject to change.

†	Represents less than 0.1%.

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

April 30, 2016

Assets:
Investments, at value (Cost — $5,011,821)	$5,004,870
Foreign currency, at value (Cost — $7,135)	7,200
Dividends receivable	20,982
Total Assets	5,033,052

Liabilities:
Investment management fee payable	1,634
Total Liabilities	1,634
Total Net Assets	$5,031,418

Net Assets:
Par value (Note 5)	$2
Paid-in capital in excess of par value	4,989,225
Undistributed net investment income	45,725
Accumulated net realized gain on investments and foreign currency transactions	2,764
Net unrealized depreciation on investments and foreign currencies	(6,298)
Total Net Assets	$5,031,418

Shares Outstanding	200,001

Net Asset Value	$25.16

See Notes to Financial Statements.

24	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Period Ended April 30, 2016†

Investment Income:
Dividends	$58,938
Less: Foreign taxes withheld	(6,720)
Total Investment Income	52,218

Expenses:
Investment management fee (Note 2)	6,493
Total Expenses	6,493
Net Investment Income	45,725

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	2,259
Foreign currency transactions	505
Net Realized Gain	2,764
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(6,951)
Foreign currencies	653
Change in Net Unrealized Appreciation (Depreciation)	(6,298)
Net Loss on Investments and Foreign Currency Transactions	(3,534)
Increase in Net Assets From Operations	$42,191

†	For the period December 28, 2015 (inception date) to April 30, 2016.

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	25

Statement of changes in net assets

For the Period Ended April 30, 2016 (unaudited)	2016†

Operations:
Net investment income	$45,725
Net realized gain	2,764
Change in net unrealized appreciation (depreciation)	(6,298)
Increase in Net Assets From Operations	42,191

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,001 shares issued)	4,989,227
Increase in Net Assets From Fund Share Transactions	4,989,227
Increase in Net Assets	5,031,418

Net Assets:
Beginning of period	—
End of period*	$5,031,418
*Includes undistributed net investment income of:	$45,725

†	For the period December 28, 2015 (inception date) to April 30, 2016.

See Notes to Financial Statements.

26	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
2016[1,2]

Net asset value, beginning of period	$25.00

Income (loss) from operations:
Net investment income	0.23
Net realized and unrealized loss	(0.07)
Total income from operations	0.16

Net asset value, end of period	$25.16
Total return, at NAV[3]	0.84%

Net assets, end of period (000s)	$5,031

Ratios to average net assets:
Gross expenses[4]	0.40%
Net expenses[4]	0.40
Net investment income[4]	2.82

Portfolio turnover rate[5]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 28, 2015 (inception date) to April 30, 2016 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

28	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$38,212	$443,987	—	$482,199
Consumer staples	48,259	418,313	—	466,572
Energy	40,255	288,840	—	329,095
Financials	43,853	641,792	—	685,645
Health care	29,638	425,668	—	455,306
Industrials	57,404	565,856	—	623,260
Information technology	55,222	344,801	—	400,023
Materials	40,706	441,210	—	481,916
Telecommunication services	41,374	525,876	—	567,250
Utilities	55,000	419,327	—	474,327
Investments in underlying funds	24,559	—	—	24,559
Preferred stocks	—	14,344	—	14,344
Total long-term investments	$474,482	$4,530,014	—	$5,004,496
Short-term investments†	374	—	—	374
Total investments	$474,856	$4,530,014	—	$5,004,870

†	See Schedule of Investments for additional detailed categorizations.

30	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

For the period ended April 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2016, securities valued at $4,529,982 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is essentially an all-in fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

32	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

As compensation for its subadvisory services, LMPFA pays QS 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended April 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$139,167
Sales	117,787

During the period ended April 30, 2016, in-kind transactions (see Note 5) were as follows:

Contributions	$4,989,275
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$246,253
Gross unrealized depreciation	(253,204)
Net unrealized depreciation	$(6,951)

4. Derivative instruments and hedging activities

During the period ended April 30, 2016, the Fund did not invest in derivative instruments.

Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

5. Fund share transactions

At April 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 200,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

34	Legg Mason Developed ex-US Diversified Core ETF 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Independent Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a

Legg Mason Developed ex-US Diversified Core ETF	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered the Manager’s and QS’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, the existence of quality controls applicable to brokerage allocation procedures, and arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

36	Legg Mason Developed ex-US Diversified Core ETF

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of active and passive exchange-traded funds, including index-based exchange-traded funds that follow a smart beta strategy (i.e., the index is not strictly capitalization-based) and exchange-traded funds that do not have a “unitary fee” structure such as that for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits

Legg Mason Developed ex-US Diversified Core ETF	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	Legg Mason Developed ex-US Diversified Core ETF

Legg Mason

Developed ex-US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Developed ex-US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Equity Trust, a Maryland statutory trust.

Legg Mason Developed ex-US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Developed ex-US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US Index (the “MSCI Index”) was used by QS Investors, LLC, the Fund’s subadviser, as the reference universe for selection of the companies included in the QS DBI Developed ex-US Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Developed ex-US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

Neither Legg Mason Partners Fund Advisor, LLC (“LMPFA”), Legg Mason Investor Services, LLC (“LMIS”), QS Investors, LLC (“QS”) nor Western Asset Management Company (“Western Asset”) guarantees the accuracy and/or the completeness of the MSCI Index or any data included therein, and neither LMPFA, LMIS, QS nor Western Asset shall have any liability for any errors, omissions or interruptions therein. Neither LMPFA, LMIS, QS nor Western Asset makes any warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the MSCI Index, trading based on the MSCI Index, or any data included therein, either in connection with the Fund or for any other use. Neither LMPFA, LMIS, QS nor Western Asset makes any express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall either LMPFA, LMIS, QS or Western Asset have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the MSCI Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275355 6/16 SR16-2801

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 20, 2016